Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives of Fixed Assets
Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The annual depreciation rates for the current and comparative periods are as follows:

%
Communications network	5-25
Control and testing equipment	15-25
Vehicles	15-33
Computers and hardware	15-33
Furniture and landline communications equipment	6-33

Schedule of Amortizable Useful Lives for Intangible Assets	The annual amortization rates for the current and comparative periods are as follows:
%
Licenses and Frequencies	4-7	(mainly 4)
Information systems	25
Software	15-25
Customer acquisition costs	33-50